EQ ADVISORS TRUSTSM

EQ/Large Cap Value Managed Volatility Portfolio

SUPPLEMENT DATED DECEMBER 31, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the EQ/Large Cap Value Managed Volatility Portfolio.

Effective December 31, 2019, the table in the section of the Summary Prospectus entitled “EQ/Large Cap Value Managed Volatility Portfolio — Who Manages the Portfolio — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Katherine Cannan	Investment Officer and Portfolio Manager of MFS	December 2019

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Effective December 31, 2019, the table in the section of the Prospectus entitled “EQ/Large Cap Value Managed Volatility Portfolio — Who Manages the Portfolio — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Katherine Cannan	Investment Officer and Portfolio Manager of MFS	December 2019

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Effective December 31, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Massachusetts Financial Services Company d/b/a MFS Investment Management” is amended to include the following information:

Katherine Cannan is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 2013.

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Effective December 31, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — MFS Investment Management” is amended to add the following information:

MFS Investment Management (“MFS” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets of the accounts
	managed within each category as of November 30, 2019						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Large Cap Value Managed Volatility Portfolio
Katherine Cannan	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of November 30, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Large Cap Value Managed Volatility Portfolio
Katherine Cannan	X

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